Assets Held for Sale and Disposal group classified as held for sale - Summary of Valuation Technique and Input Variables that are Used to Measure the fair Value of Assets Held for Sale (Details) - Land and buildings
₩ in Millions
12 Months Ended
Dec. 31, 2025 KRW (₩)
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assests Held For Sale [Line Items]
Fair value	₩ 244,427
Valuation techniques	Sales comparison approach model and others	[1]
Unobservable input	Adjustment index	[2]
Range of unobservable inputs	0.33~2.90
Relationship of unobservable inputs to fair value	Fair value increases as the adjustment index rises
Description of assets held for sale of level of fair value hierarchy within which fair value measurement is categorised	Among assets held for sale, real estate was measured by independent appraisers with professional qualifications and recent experience in evaluating similar properties in the area of the property to be assessed. All assets held for sale are classified as Level 3 in accordance with fair value hierarchy in Note 6.1.2.

[1]	The appraisal value is adjusted by the adjustment ratio in the event the public sale is unsuccessful.
[2]	Adjustment index is calculated using the time factor correction or local factors or individual factors and others.